Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022
EXPENSES
Administration fee - related party		$ 30,000	$ 10,000	$ 100,000
General and administrative	5,000	123,095	35,874	589,646
TOTAL EXPENSES	5,000	153,095	45,874	689,646
OTHER INCOME
Investment income earned on cash and marketable securities held in Trust Account		889,155	364	990,110
TOTAL OTHER INCOME		889,155	364	990,110
Pre-tax income (loss)	(5,000)	736,060	(45,510)	300,464
Income tax expense		(175,173)		(186,923)
Net income (loss)	$ (5,000)	$ 560,887	$ (45,510)	$ 113,541
Common Class A [Member]
OTHER INCOME
Weighted average number of shares of Class B common stock outstanding, basic and diluted		9,098,750	2,395,833	7,478,425
Basic and diluted net income (loss) per share of Class B common stock		$ 0.05	$ (0.01)	$ 0.01
Common Class B [Member]
OTHER INCOME
Weighted average number of shares of Class B common stock outstanding, basic and diluted	1,875,000	2,156,250	1,953,125	2,156,250
Basic and diluted net income (loss) per share of Class B common stock	$ (0.00)	$ 0.05	$ (0.01)	$ 0.01